LONG-TERM DEBT - MORTGAGE (Schedule of long-term debt) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2016	Jul. 31, 2015	Jan. 09, 2015
Less: Deferred financing costs
Due After One Year, Total	$ 5,572,477	$ 5,706,446
Bond St.Building Brooklyn NY Two [Member]
Mortgage:
Due Within One Year	156,846	150,763
Due After One Year	5,629,679	5,786,525
Less: Deferred financing costs
Due Within One Year	22,877	22,872
Due After One Year	57,202	80,079
Due Within One Year, Total	133,969	127,891
Due After One Year, Total	$ 5,572,477	$ 5,706,446
Current Annual Interest Rate	3.54%		3.54%
Final Payment Date	Feb. 01, 2020